Segment Information (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Segment Information Reconciled to Income Before Income Taxes and Noncontrolling Interest	The following tables show segment information for the three and nine months ended September 30, 2020 and 2019, reconciled to the Company’s income before income taxes and noncontrolling interests as shown in its condensed consolidated statements of operations:

	Container	Container	Container
Three Months Ended September 30, 2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$133,413	$174	$-	$-	$-	$133,587
Lease rental income - managed fleet	-	15,543	-	-	-	15,543
Lease rental income	$133,413	$15,717	$-	$-	$-	$149,130
Management fees - non-leasing from external customers	$98	$72	$1,526	$-	$-	$1,696
Inter-segment management fees	$-	$15,204	$4,066	$-	$(19,270)	$-
Trading container margin	$-	$-	$934	$-	$-	$934
Gain on sale of owned fleet containers, net	$7,976	$-	$-	$-	$-	$7,976
Depreciation expense	$67,072	$219	$-	$-	$(1,917)	$65,374
Container lessee default expense, net	$76	$-	$-	$-	$-	$76
Interest expense	$29,079	$44	$-	$-	$-	$29,123
Write-off of unamortized deferred debt issuance costs and bond discounts	$8,628	$-	$-	$-	$-	$8,628
Realized loss on derivative instruments, net	$4,107	$-	$-	$-	$-	$4,107
Unrealized gain on derivative instruments, net	$4,161	$-	$-	$-	$-	$4,161
Segment income (loss) before income tax and noncontrolling interests	$8,550	$7,290	$5,389	$(1,016)	$(2,919)	$17,294
Total assets	$5,307,260	$163,306	$18,294	$26,154	$(101,663)	$5,413,351
Purchase of containers and fixed assets	$406,853	$48	$-	$-	$-	$406,901
Payments on container leaseback financing receivable	$14,170	$-	$-	$-	$-	$14,170

	Container	Container	Container
Nine Months Ended September 30, 2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$391,561	$746	$-	$-	$-	$392,307
Lease rental income - managed fleet	-	47,075	-	-	-	47,075
Lease rental income	$391,561	$47,821	$-	$-	$-	$439,382
Management fees - non-leasing from external customers	$294	$62	$3,368	$-	$-	$3,724
Inter-segment management fees	$-	$37,101	$9,174	$-	$(46,275)	$-
Trading container margin	$-	$-	$2,154	$-	$-	$2,154
Gain on sale of owned fleet containers, net	$19,410	$-	$-	$-	$-	$19,410
Depreciation expense	$200,981	$729	$-	$-	$(5,654)	$196,056
Container lessee default recovery, net	$1,607	$-	$-	$-	$-	$1,607
Interest expense	$94,933	$324	$-	$-	$-	$95,257
Write-off of unamortized deferred debt issuance costs and bond discounts	$8,750	$-	$-	$-	$-	$8,750
Realized loss on derivative instruments, net	$8,900	$-	$-	$-	$-	$8,900
Unrealized loss on derivative instruments, net	$9,434	$-	$-	$-	$-	$9,434
Segment income (loss) before income tax and noncontrolling interests	$7,475	$14,220	$11,537	$(3,005)	$(1,503)	$28,724
Total assets	$5,307,260	$163,306	$18,294	$26,154	$(101,663)	$5,413,351
Purchase of containers and fixed assets	$586,970	$134	$-	$-	$-	$587,104
Payments on container leaseback financing receivable	$24,089	$-	$-	$-	$-	$24,089
(1)

Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized gain (loss) on derivative instruments, net of $4,161 and $(9,434) for the three and nine months ended September 30, 2020, respectively, and write-off of unamortized deferred debt issuance costs of $8,628 and $8,750 for the three and nine months ended September 30, 2020, respectively.

	Container	Container	Container
Three Months Ended September 30, 2019	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$129,997	$558	$-	$-	$-	$130,555
Lease rental income - managed fleet	-	25,293	-	-	-	25,293
Lease rental income	$129,997	$25,851	$-	$-	$-	$155,848
Management fees - non-leasing from external customers	$53	$(33)	$1,562	$-	$-	$1,582
Inter-segment management fees	$-	$10,260	$3,606	$-	$(13,866)	$-
Trading container margin	$-	$-	$1,200	$-	$-	$1,200
Gain on sale of owned fleet containers, net	$6,092	$-	$-	$-	$-	$6,092
Depreciation expense	$69,311	$215	$-	$-	$(1,882)	$67,644
Container lessee default recovery, net	$184	$-	$-	$-	$-	$184
Interest expense	$39,891	$79	$-	$-	$-	$39,970
Realized gain on derivative instruments, net	$170	$-	$-	$-	$-	$170
Unrealized loss on derivative instruments, net	$2,478	$-	$-	$-	$-	$2,478
Segment income (loss) before income tax and noncontrolling interests	$1,223	$4,523	$5,391	$(1,026)	$1,768	$11,879
Total assets	$4,973,187	$202,367	$36,885	$7,654	$(87,800)	$5,132,293
Purchase of containers and fixed assets	$19,564	$1,990	$-	$-	$-	$21,554
Payments on container leaseback financing receivable	$42,864	$-	$-	$-	$-	$42,864

	Container	Container	Container
Nine Months Ended September 30, 2019	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$389,312	$1,243	$-	$-	$-	$390,555
Lease rental income - managed fleet	-	77,650	-	-	-	77,650
Lease rental income	$389,312	$78,893	$-	$-	$-	$468,205
Management fees - non-leasing from external customers	$157	$1,358	$4,308	$-	$-	$5,823
Inter-segment management fees	$-	$38,245	$9,127	$-	$(47,372)	$-
Trading container margin	$-	$-	$5,404	$-	$-	$5,404
Gain on sale of owned fleet containers, net	$18,263	$-	$-	$-	$-	$18,263
Depreciation expense	$199,163	$589	$-	$-	$(5,509)	$194,243
Container lessee default expense, net	$7,718	$-	$-	$-	$-	$7,718
Interest expense	$115,541	$158	$-	$-	$-	$115,699
Realized gain on derivative instruments, net	$2,709	$-	$-	$-	$-	$2,709
Unrealized loss on derivative instruments, net	$18,315	$-	$-	$-	$-	$18,315
Segment (loss) income before income tax and noncontrolling interests	$(3,188)	$21,581	$15,517	$(2,906)	$(2,167)	$28,837
Total assets	$4,973,187	$202,367	$36,885	$7,654	$(87,800)	$5,132,293
Purchase of containers and fixed assets	$399,467	$13,933	$-	$-	$-	$413,400
Payments on container leaseback financing receivable	$271,976	$-	$-	$-	$-	$271,976

(1)    Container Ownership segment (loss) income before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $2,478 and $18,315 for the three and nine months ended September 30, 2019, respectively.

(2)

Certain amounts for trading containers rental revenue for the three and nine months ended September 30, 2019 have been reclassified out of the line item “trading container margin” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three and nine months ended September 30, 2020 and 2019 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2020	Percent of Total	2019 (1)	Percent of Total	2020	Percent of Total	2019 (1)	Percent of Total
Lease rental income:
Asia	$75,045	50.3%	$82,699	53.0%	$220,439	50.1%	$250,595	53.5%
Europe	66,220	44.4%	64,914	41.7%	194,479	44.3%	191,066	40.8%
North / South America	7,359	4.9%	7,475	4.8%	22,652	5.2%	24,317	5.2%
All other international	506	0.4%	760	0.5%	1,812	0.4%	2,227	0.5%
	$149,130	100.0%	$155,848	100.0%	$439,382	100.0%	$468,205	100.0%
Management fees, non-leasing:
Bermuda	$893	52.7%	$910	57.5%	$1,974	53.0%	$3,396	58.4%
Europe	789	46.5%	595	37.6%	1,692	45.4%	1,795	30.8%
Asia	4	0.2%	8	0.5%	7	0.2%	16	0.3%
North / South America	2	0.1%	1	0.1%	0	—	340	5.8%
All other international	8	0.5%	68	4.3%	51	1.4%	276	4.7%
	$1,696	100.0%	$1,582	100.0%	$3,724	100.0%	$5,823	100.0%

(1)    Certain amounts for trading containers rental revenue for the three and nine months ended September 30, 2019 have been reclassified out of the line item “trading container margin” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three and nine months ended September 30, 2020 and 2019 based on the location of sale:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2020	Percent of Total	2019 (1)	Percent of Total	2020	Percent of Total	2019 (1)	Percent of Total
Trading container sales proceeds:
North / South America	$3,884	50.7%	$2,896	27.1%	$9,241	37.5%	$9,162	24.3%
Asia	2,975	38.9%	6,389	59.9%	12,948	52.5%	22,376	59.2%
Europe	796	10.4%	1,365	12.8%	2,469	10.0%	6,184	16.4%
All other international	—	—	19	0.2%	9	0.0%	53	0.1%
	$7,655	100.0%	$10,669	100.0%	$24,667	100.0%	$37,775	100.0%
Gain on sale of owned fleet containers, net:
Asia	$5,032	63.1%	$2,254	37.0%	$11,322	58.3%	$7,589	41.5%
Europe	1,493	18.7%	63	1.0%	3,714	19.1%	4,194	23.0%
North / South America	1,410	17.7%	2,887	47.4%	4,440	22.9%	5,439	29.8%
All other international	41	0.5%	888	14.6%	(66)	(0.3)%	1,041	5.7%
	$7,976	100.0%	$6,092	100.0%	$19,410	100.0%	$18,263	100.0%

(1)    Certain amounts for trading containers rental revenue for the three and nine months ended September 30, 2019 have been reclassified out of the line item “trading container margin” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.